Notes Payable - Summary Of Convertible Notes Payable (Details) - Convertible Notes Payable [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Total Convertible Notes Payable	$ 66,489	$ 40,469	$ 56,842
iHeart Convertible Note [Member]
Short-Term Debt [Line Items]
Total Convertible Notes Payable	99	99	99
Mudrick Convertible Notes [Member]
Short-Term Debt [Line Items]
Total Convertible Notes Payable	$ 66,390	$ 40,370	$ 56,743